Exceptional items, Summary of Costs, Divestiture and Tax (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
	Sep. 01, 2017	Oct. 31, 2019	Apr. 30, 2017		Oct. 31, 2018
Exceptional items summary [Abstract]
Gain on disposal of Atalla		$ 3.7	$ 0.0	[1]	$ 0.0
Finance costs		282.4	96.8		350.4
Finance income		26.6	1.0		7.7
Taxation		$ 16.0	(7.5)		673.1
Tax credit from re-measurement of deferred tax liabilities					930.6
Transition tax charge					238.3
Transition tax charge payable period		8 years
HPE Software Business [Member]
Exceptional items summary [Abstract]
Acquisition costs	$ 70.1
Exceptional Items Adjustments [Member]
Exceptional items summary [Abstract]
Integration costs		$ 245.9	27.6		279.0
Pre-acquisition costs		0.0	58.0		43.0
Acquisition costs		1.5	2.6		27.1
Property related costs		16.3	5.6		38.1
Severance and legal costs		32.1	3.4		129.7
Gain on disposal of Atalla		3.7	0.0		0.0
Divestiture costs		2.1	0.0		21.3
Finance costs		0.0	0.0		6.4
Finance income		0.0	0.0		0.6
Taxation		54.3	11.6		798.2
Tax exceptional item		0.0	0.0		(692.3)
Exceptional Items Adjustments [Member] | HPE Software Business [Member]
Exceptional items summary [Abstract]
Pre-acquisition costs		0.0	58.0		43.0
Acquisition costs		1.5			27.1
Severance and legal costs		32.1			129.7
Finance costs		0.0	0.0		6.4
Finance income		0.0	0.0		0.6
Exceptional Items Adjustments [Member] | Serena and GWAVA [Member]
Exceptional items summary [Abstract]
Acquisition costs			2.6
Exceptional Items Adjustments [Member] | Serena [Member]
Exceptional items summary [Abstract]
Severance and legal costs			3.4
Exceptional Items Adjustments [Member] | SUSE [Member]
Exceptional items summary [Abstract]
Divestiture costs		$ 2.1	$ 0.0		$ 21.3

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)